Subsequent Events - Additional Information (Detail) - Term Loans under 2012 Loan Agreement - USD ($) $ in Millions		1 Months Ended
	Feb. 29, 2016	Oct. 31, 2018
Subsequent Event [Line Items]
Outstanding obligations paid	$ 0.1
Subsequent Event
Subsequent Event [Line Items]
Outstanding obligations paid		$ 3.1